12. FINANCIAL INSTRUMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedged items [line items]
Fair value of cash flow hedge, net of taxes, beginning	R$ 436,677	R$ 1,520,089
Movement	50,987	(1,005,968)	R$ 1,410,896
Realization	(92,140)	(77,444)	(11,439)
Fair value of cash flow hedge, net of taxes, ending	395,524	436,677	1,520,089
Cash flow hedge accounting
Disclosure of detailed information about hedged items [line items]
Fair value of cash flow hedge, net of taxes, beginning	436,677	1,520,089
Movement	50,987	(1,005,968)
Realization	(92,140)	(77,444)
Fair value of cash flow hedge, net of taxes, ending	R$ 395,524	R$ 436,677	R$ 1,520,089